[Logo – American Funds®]

The Growth Fund of America, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California  94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650
Phone (415) 421 9360

Patrick F. Quan
Secretary

August 24, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Growth Fund of America, Inc.
File Nos. 811-00862 and 002-14728

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 85 to the Registration Statement under the Securities Act of 1933 and Amendment No. 44 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company. This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments with respect to the registration statement filed by AMCAP Fund, Inc. (File nos. 811-01435 and 002-26516) and the registration statements filed by other American Funds after the AMCAP Fund filing.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on November 1, 2009. Thank you very much for your assistance. If you have any questions please do not hesitate to contact me at (415) 393-7110 or Michael Triessl at (213) 615-4024.

Sincerely,

/s/ Patrick F. Quan
Patrick F. Quan

Enclosure